Commitments and Contingencies - Summary Of Commitment For Cloud Services (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	¥ 29,313
Less than 1 Year	¥ 29,313